Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2021
Prepaid Expenses And Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	June 30, 2021	December 31, 2020

Vendor prepayments	$29,909	$27,380
VAT recoverable and other current assets	43,079	61,207
Prepaid insurance	1,072,501	-
Prepaid expenses	3,758	14,413

Total prepaid expenses and other current assets	$1,149,247	$103,000